Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,793,852.38

Principal:
Principal Collections	$26,176,888.45
Prepayments in Full	$12,425,562.27
Liquidation Proceeds	$438,775.04
Recoveries	$2,243.91
Sub Total	$39,043,469.67
Collections	$41,837,322.05

Purchase Amounts:
Purchase Amounts Related to Principal	$183,786.40
Purchase Amounts Related to Interest	$946.36
Sub Total	$184,732.76

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,022,054.81

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	14
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,022,054.81
Servicing Fee	$812,897.06	$812,897.06	$0.00	$0.00	$41,209,157.75
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,209,157.75
Interest - Class A-2 Notes	$97,429.90	$97,429.90	$0.00	$0.00	$41,111,727.85
Interest - Class A-3 Notes	$445,553.33	$445,553.33	$0.00	$0.00	$40,666,174.52
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$40,529,011.52
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,529,011.52
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$40,451,278.60
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,451,278.60
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$40,394,452.60
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,394,452.60
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$40,322,104.68
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,322,104.68
Regular Principal Payment	$36,508,693.93	$36,508,693.93	$0.00	$0.00	$3,813,410.75
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,813,410.75
Residual Released to Depositor	$0.00	$3,813,410.75	$0.00	$0.00	$0.00
Total		$42,022,054.81

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$36,508,693.93
Total					$36,508,693.93
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$36,508,693.93	$71.87	$97,429.90	$0.19	$36,606,123.83	$72.06
Class A-3 Notes	$0.00	$0.00	$445,553.33	$0.88	$445,553.33	$0.88
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$36,508,693.93	$22.68	$887,053.07	$0.55	$37,395,747.00	$23.23

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$191,665,373.61	0.3772940	$155,156,679.68	0.3054265
Class A-3 Notes	$504,400,000.00	1.0000000	$504,400,000.00	1.0000000
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$912,065,373.61	0.5665354	$875,556,679.68	0.5438578

Pool Information
Weighted Average APR	3.439%	3.428%
Weighted Average Remaining Term	44.27	43.49
Number of Receivables Outstanding	54,314	53,007
Pool Balance	$975,476,469.76	$935,880,530.38
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$918,329,693.62	$881,227,060.60
Pool Factor	0.5828732	0.5592136

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$14,038,207.96
Yield Supplement Overcollateralization Amount	$54,653,469.78
Targeted Overcollateralization Amount	$60,323,850.70
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$60,323,850.70

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		170	$370,927.22
(Recoveries)		53	$2,243.91
Net Loss for Current Collection Period			$368,683.31
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4535%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3427%
Second Prior Collection Period			0.6096%
Prior Collection Period			0.4853%
Current Collection Period			0.4629%
Four Month Average (Current and Prior Three Collection Periods)			0.4751%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,301	$4,111,022.15
(Cumulative Recoveries)			$222,160.08
Cumulative Net Loss for All Collection Periods			$3,888,862.07
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2324%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,786.62
Average Net Loss for Receivables that have experienced a Realized Loss			$1,690.07

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.35%	599	$12,665,419.97
61-90 Days Delinquent	0.20%	79	$1,882,929.55
91-120 Days Delinquent	0.05%	19	$426,220.69
Over 120 Days Delinquent	0.05%	18	$459,960.73
Total Delinquent Receivables	1.65%	715	$15,434,530.94

Repossession Inventory:
Repossessed in the Current Collection Period		41	$1,094,833.17
Total Repossessed Inventory		58	$1,492,307.13

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1693%
Prior Collection Period			0.2099%
Current Collection Period			0.2188%
Three Month Average			0.1994%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	14

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer